AST T. Rowe Price Diversified Real Growth Portfolio
SUMMARY: AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek long-term capital appreciation and secondarily, income.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- AST T. Rowe Price Diversified Real Growth Portfolio}		AST T. Rowe Price Diversified Real Growth Portfolio Class I
Management Fees	[1]	0.73%
Distribution and/or Service Fees (12b-1 Fees)	[1]	0.25%
Other Expenses	[1]	6.01%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	7.04%
Fee Waiver and/or Expense Reimbursement	[1]	(5.99%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.05%
[1]	The Portfolio commenced operations on April 28, 2014.
[2]	The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2016. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest, brokerage commissions, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.05% of the Portfolio's average daily net assets. These waivers may not be terminated or modified prior to June 30, 2016 without the prior approval of the Trust's Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example {- AST T. Rowe Price Diversified Real Growth Portfolio}	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Diversified Real Growth Portfolio | Class I | USD ($)	107	1,541	2,917	6,119

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 20% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio invests primarily in a diversified portfolio of equity and fixed income securities. In pursuing its investment objective, the Portfolio invests, under normal circumstances, approximately 75% of its total assets in equity securities and 25% in fixed income securities. This mix may vary over shorter time periods; under normal circumstances, the equity portion may range between 60-90% and the fixed income portion may range between 10-40%. The Portfolio invests primarily in common stock of larger, more established companies, which are defined as companies with a market capitalization above $3 billion. The Portfolio may also invest in securities of small and medium-sized companies. Larger, more established companies are defined as companies with a market capitalization above $3 billion, whereas small and medium-sized companies are defined as having a maximum market capitalization of $3 billion. Up to 40% of the total Portfolio may be invested in non-US dollar denominated equity securities. Up to 20% of the total Portfolio may be allocated to a real assets equity segment. The real assets equity segment invests in stocks of companies that derive a significant portion of their income from real assets. Real assets are investment options that are characterized by the fact that they are tangible, such as commodities. The fixed income portion of the Portfolio is allocated among investment grade securities (50-100% of the bond portion). The Portfolio may also invest up to 50% of the fixed income portion in a combination of high yield or “junk” bonds, non-US dollar denominated bonds and/or emerging market debt securities. A portion of the fixed income holdings may also include TIPS, or Treasury Inflation-Protected Securities, TBAs (“to be announced”) and various investment companies in accordance with regulatory limits. The Portfolio may invest up to 10% of the total portfolio in cash reserves. Cash reserves may consist of US-dollar and non US-dollar denominated securities and money market vehicles. The Portfolio’s maximum combined exposure to non-US dollar denominated equity and fixed income securities is 50% of the Portfolio’s net assets. The Portfolio may also invest in derivative instruments for both investment and hedging purposes. The Portfolio’s investments in derivatives may include futures, foreign currency contracts, options and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Portfolio’s use of options often involves writing (i.e., selling) index call options on a US large-cap stock index in an effort to enhance risk-adjusted returns, although the portfolio may buy or sell options for other purposes. This index option overlay strategy is generally designed to provide less overall risk than a pure equity portfolio.

As part of the Portfolio’s index option overlay strategy, the Portfolio writes short-term S&P 500 Index call options in an effort to lower direct equity exposure and enhance risk adjusted returns. The strategy, which currently involves writing calls on the Standard & Poor’s 500 Index and managing the strategic equity exposure with equity futures, provides an alternative way of being compensated for bearing the downside risk of equities. As the seller of an index call option, the Portfolio receives a premium from the purchaser, who has the right to any appreciation in the value of the index over a fixed price (the “strike price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Portfolio retains the premium and, if the purchaser exercises the option, the Portfolio pays the purchaser the difference between the value of the index and the exercise price of the option. The options written by the Portfolio will typically be rolled over on a monthly basis – for example, by purchasing a previously written option (which closes an existing option position) and writing a new option. In addition to writing index call options, the Portfolio’s option overlay strategy could also involve the buying or selling of both put and call options. The strategy may also buy or sell equity index futures to manage the overall equity exposure.

In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
Principal Risks of Investing in the Portfolio.
The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success.

Asset Allocation Risk. The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Emerging Markets Risk. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below their net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Market Capitalization Risk. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Real Asset Risk. Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio’s investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, and international politics.

Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Past Performance.
No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.